Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/25	$380	$430,978
Alabama Public School & College Authority RB, Series B,
5.00%, 05/01/25	360	404,179
City of Huntsville AL GOL
5.00%, 05/01/25	155	174,021
Series E, 5.00%, 11/01/25	115	131,006
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	120	135,051
		1,275,235
Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%,
05/01/25	85	94,998
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	25	28,250
Series D, 5.00%, 09/01/25	30	33,900
State of Alaska GO, Series B, 5.00%, 08/01/25	160	180,792
		337,940
Arizona — 2.7%
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	250	277,548
Arizona State University RB
Series A, 5.00%, 07/01/25	220	248,144
Series B, 5.00%, 07/01/25	100	112,793
Arizona Transportation Board RB, Series A, 5.00%, 07/01/25	285	321,358
City of Phoenix AZ GO, 5.00%, 07/01/25	470	529,958
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	480	540,220
Series A, 5.00%, 07/01/25	615	693,146
Series D, 5.00%, 07/01/25	245	274,680
County of Pima AZ GOL, 4.00%, 07/01/25	120	131,389
County of Pima AZ Sewer System Revenue RB, 5.00%,
07/01/25	125	141,036
Maricopa County Community College District GO, 5.00%,
07/01/25	330	371,154
Maricopa County High School District No. 210-Phoenix GO,
5.00%, 07/01/25	135	152,464
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	16,935
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 07/01/25	115	129,753
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/25	335	372,323
Series A, 5.00%, 01/01/25	460	511,249
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	225,371
University of Arizona (The) RB, 4.00%, 06/01/25	130	142,170
		5,191,691
California — 14.2%
Bay Area Toll Authority RB, 5.00%, 04/01/25	200	223,320
Beverly Hills Unified School District CA GO, 0.00%,
08/01/25(a)	50	47,810
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	65	73,947
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	200	218,081
5.00%, 10/01/25	205	233,376
California State Public Works Board RB
4.00%, 10/01/25	100	109,433
5.00%, 09/01/25	220	248,027

Security	Par (000)	Value

California (continued)
5.00%, 11/01/25	$250	$283,124
5.00%, 12/01/25	280	317,807
Series A, 5.00%, 06/01/25	50	55,979
Series B, 5.00%, 04/01/25	25	27,857
Series B, 5.00%, 10/01/25	75	84,746
Series C, 5.00%, 11/01/25	60	67,950
Series D, 5.00%, 04/01/25	200	222,858
Series D, 5.00%, 06/01/25	100	111,958
California State University RB
Series A, 4.00%, 11/01/25	80	88,057
Series A, 5.00%, 11/01/25	700	796,047
Campbell Union High School District GO, Series B, 5.00%,
08/01/25	100	113,289
Carmel Unified School District Go, 4.00%, 08/01/25	100	109,869
City & County of San Francisco CA GO, Series R1, 5.00%,
06/15/25	500	564,285
City of Los Angeles CA GO, 5.00%, 09/01/25	100	113,528
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	200	225,242
Series B, 5.00%, 06/01/25	235	264,084
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25	110	123,074
Series C, 5.00%, 05/15/25	140	156,640
City of Redding CA Electric System Revenue RB, 5.00%,
06/01/25	100	112,376
City of San Francisco CA Public Utilities Commission Water
Revenue RB, 5.00%, 11/01/25	505	574,689
Coast Community College District GO, 5.00%, 08/01/25	50	56,626
Contra Costa Transportation Authority RB, Series A, 5.00%,
03/01/25	160	178,476
County of Monterey CA COP, 5.00%, 10/01/25	260	295,888
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	230	251,611
Series B, 5.00%, 06/01/25	210	236,578
Eastern Municipal Water District RB, Series A, 5.00%,
07/01/25	55	62,135
El Camino Community College District Foundation (The) GO,
Series-C, 0.00%, 08/01/25(a)	300	285,963
El Camino Community College District Foundation/The,
5.00%, 08/01/25	15	16,988
Escondido Union High School District GO, Series A, 0.00%,
08/01/25 (AGC)(a)	60	57,014
Foothill-De Anza Community College District GO, Series B,
0.00%, 08/01/25 (NPFGC)(a)	135	129,131
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	239,401
Imperial Irrigation District Electric System Revenue RB,
5.00%, 11/01/25	125	141,905
Long Beach Unified School District GO, 5.00%, 08/01/25	175	198,191
Los Angeles Community College District/CA GO
4.00%, 08/01/25	80	87,895
Series C, 5.00%, 08/01/25	270	305,881
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	485	547,809
Series A, 5.00%, 06/01/25	360	405,163
Series A, 5.00%, 07/01/25	110	124,230
Los Angeles County Sanitation Districts Financing Authority
RB, 5.00%, 10/01/25	300	339,791
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/25	140	157,659

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power RB, Series A,
5.00%, 07/01/25	$75	$84,460
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/25	75	84,460
Series C, 5.00%, 07/01/25	100	112,614
Los Angeles Department of Water RB
5.00%, 07/01/25	100	112,757
Series B, 5.00%, 07/01/25	25	28,189
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	365	411,432
Series A, 5.00%, 07/01/25	1,000	1,127,212
Los Rios Community College District GO
5.00%, 08/01/25	95	107,590
Series C, 4.00%, 08/01/25	100	109,832
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	170	161,869
Metropolitan Water District of Southern California RB
2.50%, 07/01/25	375	392,074
5.00%, 07/01/25	175	197,576
Series A, 5.00%, 07/01/25	235	265,316
Mount San Antonio Community College District GO, Series A,
0.00%, 08/01/25(a)	100	95,024
Newport Mesa Unified School District GO, 0.00%, 08/01/25
(NPFGC)(a)	225	214,696
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	23,715
Orange County Water District RB, Series C, 5.00%, 08/15/25	200	226,464
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	560	537,334
Palomar Community College District GO, Series B, 0.00%,
08/01/25(a)	325	309,363
Pasadena Area Community College District GO, Series A,
5.00%, 08/01/25	30	33,976
Rancho Water District Financing Authority RB, Series A,
5.00%, 08/01/25	140	158,605
Riverside Community College District GO, Series D, 0.00%,
08/01/25(a)	105	99,705
Sacramento City Financing Authority RB, 5.25%, 12/01/25
(AMBAC)	25	28,679
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	70	79,277
5.00%, 12/01/25	335	381,848
Sacramento Municipal Utility District RB
5.00%, 07/01/25	200	225,299
Series E, 5.00%, 08/15/25	210	237,397
San Diego Community College District GO, 5.00%, 08/01/25	220	248,831
San Diego County Regional Transportation Commission RB,
Series A, 5.00%, 04/01/25	255	285,831
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/25	100	112,921
Series B, 5.00%, 08/01/25	110	124,456
San Diego Unified School District/CA GO
5.00%, 07/01/25	205	230,858
Series C-2, 5.50%, 07/01/25 (AGM)	280	320,391
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	159,993
Series J-2, 4.00%, 07/01/25	135	147,718
Series J-2, 5.00%, 07/01/25	140	157,860
San Francisco Bay Area Rapid Transit District GO, 5.00%,
08/01/25	50	56,645
San Francisco City & County Airport Commission San
Francisco International Airport RB, 5.00%, 05/01/25	275	307,345

Security	Par (000)	Value

California (continued)
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB
Series A, 4.00%, 10/01/25	$135	$148,446
Series A, 5.00%, 10/01/25	155	175,976
San Jose Evergreen Community College District GO, 5.00%,
09/01/25	50	56,764
San Jose Unified School District GO, Series C, 0.00%,
08/01/25 (NPFGC)(a)	170	162,497
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	100	95,522
Series B, 0.00%, 09/01/25 (NPFGC)(a)	425	405,970
San Mateo Foster City Public Financing Authority RB,
Series-A, 5.00%, 08/01/25	170	191,967
San Mateo Union High School District GO, 0.00%, 09/01/25
(NPFGC)(a)	300	285,956
Santa Clara Valley Transportation Authority RB, Series A,
5.00%, 06/01/25	490	552,014
Sequoia Union High School District GO, 5.00%, 07/01/25	150	169,512
Southern California Public Power Authority RB, 5.00%,
07/01/25	150	168,706
State of California Department of Water Resources RB
5.00%, 12/01/25	460	525,257
Series AW, 5.00%, 12/01/25	100	114,186
Series AX, 5.00%, 12/01/25	240	274,047
State of California GO
4.00%, 03/01/25	20	21,668
4.00%, 09/01/25	465	509,063
4.00%, 10/01/25	75	82,244
5.00%, 03/01/25	115	128,058
5.00%, 04/01/25	245	273,486
5.00%, 08/01/25	770	867,803
5.00%, 09/01/25	890	1,005,381
5.00%, 10/01/25	1,105	1,251,140
5.00%, 11/01/25	565	641,190
Series B, 5.00%, 08/01/25	490	552,238
Series B, 5.00%, 09/01/25	185	208,984
University of California RB
5.00%, 05/15/25	160	179,567
Series AO, 5.00%, 05/15/25	335	375,969
Series AY, 5.00%, 05/15/25	175	196,402
Series I, 5.00%, 05/15/25	415	465,038
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	96,233
		27,866,684
Colorado — 1.0%
Board of Governors of Colorado State University System RB,
Series C, 2.50%, 03/01/25	25	25,986
Board of Water Commissioners City & County of Denver
(The) RB, Series A, 4.00%, 09/15/25	30	33,047
City & County of Denver Co. Airport System Revenue RB,
Series A, 5.00%, 11/15/25	160	181,196
City of Colorado Springs CO Utilities System Revenue RB,
Series A-1, 5.00%, 11/15/25	130	148,203
County of Adams Co. COP, 5.00%, 12/01/25	130	148,075
Denver City & County School District No. 1 COP, Series A,
5.00%, 12/01/25	50	56,892
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	125	142,733
Series A, 5.50%, 12/01/25 (SAW)	305	353,961

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	$270	$255,174
State of Colorado COP
Series K, 5.00%, 03/15/25	125	139,637
Series L, 5.00%, 03/15/25	25	27,928
University of Colorado RB, Series A, 5.00%, 06/01/25
(NPFGC)	330	371,303
		1,884,135
Connecticut — 1.7%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	100	111,520
State of Connecticut GO
4.00%, 06/01/25	235	256,435
Series A, 5.00%, 04/15/25	170	190,435
Series B, 3.00%, 06/01/25	100	105,832
Series B, 5.00%, 05/15/25	210	235,826
Series B, 5.00%, 06/15/25	100	112,574
Series C, 5.00%, 06/15/25	220	247,662
Series E, 5.00%, 09/15/25	240	272,134
Series E, 5.00%, 10/15/25	150	170,486
Series F, 5.00%, 11/15/25	380	432,906
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/25	185	205,385
Series A, 5.00%, 08/01/25	65	73,375
Series A, 5.00%, 09/01/25	335	379,059
Series B, 5.00%, 08/01/25	160	180,616
Series B, 5.00%, 10/01/25	225	255,189
		3,229,434
Delaware — 0.5%
City of Wilmington DE GO, 5.00%, 12/01/25	15	17,146
Delaware Transportation Authority RB, 5.00%, 07/01/25	400	451,602
State of Delaware GO
5.00%, 03/01/25	110	123,022
5.00%, 10/01/25	100	113,803
Series 2009C, 5.00%, 10/01/25	190	216,226
Series A, 5.00%, 02/01/25	100	111,551
		1,033,350
District of Columbia — 1.6%
District of Columbia, Series C, 5.00%, 05/01/25	150	168,510
District of Columbia GO
Series A, 5.00%, 06/01/25	210	236,504
Series B, 5.00%, 06/01/25	300	337,863
Series D, 5.00%, 06/01/25	165	185,825
Series E, 5.00%, 06/01/25	165	185,825
District of Columbia RB
5.00%, 12/01/25	150	170,856
Series A, 5.00%, 12/01/25	90	102,840
Series B, 5.00%, 10/01/25	100	113,726
Series C, 5.00%, 10/01/25	490	557,257
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/25	250	284,508
Series B, 5.00%, 10/01/25	220	250,367
Metropolitan Washington Airports Authority Aviation Revenue
RB, 5.00%, 10/01/25	200	225,760
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	265	298,521
		3,118,362
Florida — 3.6%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	157,860

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	$120	$135,456
Series B, 5.00%, 10/01/25	175	197,541
County of Miami-Dade FL GO, Series-D, 5.00%, 07/01/25	215	242,428
County of Miami-Dade FL Water & Sewer System Revenue
RB, 5.00%, 10/01/25	785	890,932
County of Orange FL Water Utility System Revenue RB,
5.00%, 10/01/25	385	437,251
County of Seminole FL Sales Tax Revenue RB, Series B,
5.25%, 10/01/25 (NPFGC)	60	68,842
Florida Department of Environmental Protection RB
5.00%, 07/01/25	430	484,701
Series A, 5.00%, 07/01/25	230	259,012
Florida Department of Management Services COP, Series A,
5.00%, 08/01/25	245	276,298
Florida State Development Commission/Everglades Parkway
RB, Series A, 5.00%, 07/01/25	60	67,268
Hillsborough County School Board COP, Series A, 5.00%,
07/01/25	180	201,934
Orange County School Board COP, 5.00%, 08/01/25	50	56,278
Palm Beach County School District COP, Series B, 5.00%,
08/01/25	165	185,958
School Board of Miami-Dade County (The) COP, Series A,
5.00%, 05/01/25	235	262,561
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/25	240	268,103
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	120	134,836
Series C, 5.00%, 07/01/25	160	179,782
School District of Broward County/FL GO, 5.00%, 07/01/25	180	203,156
State of Florida Department of Transportation RB, 5.00%,
07/01/25	330	371,658
State of Florida Department of Transportation Turnpike
System Revenue RB
Series A, 5.00%, 07/01/25	195	219,457
Series-B, 5.00%, 07/01/25	145	163,186
State of Florida GO
Series A, 5.00%, 06/01/25	272	305,919
Series A, 5.00%, 07/01/25	50	56,414
Series B, 5.00%, 06/01/25	190	213,913
Series B, 5.00%, 07/01/25	35	39,490
Series C, 5.00%, 06/01/25	280	315,241
Series D, 5.00%, 06/01/25	85	95,698
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/25	185	208,336
Series B, 5.00%, 07/01/25	130	146,398
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	85	96,536
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	90	101,861
		7,044,304
Georgia — 1.8%
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	195	227,484
Series B, 5.00%, 11/01/25	245	279,100
County of Forsyth GA GO, 5.00%, 09/01/25	100	113,604
Forsyth County School District GO, 5.00%, 02/01/25	105	117,162
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/25	275	309,419
Gwinnett County School District GO, 5.00%, 02/01/25	120	133,899
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	113,663

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series A, 4.00%, 07/01/25	$230	$251,829
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/25	145	160,054
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	115	129,952
Series B, 5.00%, 10/01/25	390	441,728
State of Georgia GO
5.00%, 07/01/25	125	141,215
Series A, 5.00%, 02/01/25	435	485,247
Series A, 5.00%, 07/01/25	85	96,027
Series A1, 5.00%, 02/01/25	85	94,818
Series A-1, 5.00%, 02/01/25	85	94,818
Series C1, 4.00%, 01/01/25	150	162,422
Series C1, 4.00%, 07/01/25	105	114,966
Series E, 5.00%, 12/01/25	100	114,348
		3,581,755
Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	285	320,811
Series B, 5.00%, 07/01/25	160	180,239
City & County of Honolulu HI GO
5.00%, 09/01/25	125	141,722
Series A, 5.00%, 10/01/25	160	181,838
Series B, 5.00%, 09/01/25	225	255,100
Series C, 5.00%, 10/01/25	65	73,872
Series E, 5.00%, 09/01/25	200	226,755
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	170	192,742
State of Hawaii GO
Series EZ, 5.00%, 10/01/25	335	380,723
Series FE, 5.00%, 10/01/25	130	147,743
Series FK, 5.00%, 05/01/25	100	112,272
Series FN, 5.00%, 10/01/25	290	329,581
Series FT, 5.00%, 01/01/25	125	138,926
State of Hawaii State Highway Fund RB, Series A, 4.00%,
01/01/25	75	81,166
University of Hawaii RB, Series B, 5.00%, 10/01/25	45	51,107
		2,814,597
Idaho — 0.4%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	680	764,911

Illinois — 2.4%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	445	491,873
Series C, 5.00%, 01/01/25	115	127,113
Series F, 5.00%, 01/01/25	150	165,800
Illinois Finance Authority RB
4.00%, 07/01/25	440	480,832
5.00%, 01/01/25	130	144,246
5.00%, 07/01/25	205	230,858
5.00%, 12/01/25	330	376,815
State of Illinois GO
5.00%, 01/01/25	155	170,686
5.00%, 02/01/25	125	137,977
5.00%, 10/01/25	100	112,018
5.50%, 05/01/25	210	236,489
Series A, 5.00%, 03/01/25	255	282,036
Series D, 5.00%, 11/01/25	1,260	1,413,355
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	222,587
		4,592,685

Security	Par (000)	Value

Indiana — 1.0%
City of Indianapolis Department of Public Utilities Water
System Revenue RB, 5.00%, 10/01/25	$275	$312,322
Indiana Finance Authority RB
5.00%, 02/01/25	105	117,095
Series B, 5.00%, 02/01/25	215	239,728
Series C, 5.00%, 12/01/25	540	616,606
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	100	110,837
Purdue University COP, Series A, 5.00%, 07/01/25	115	129,918
Purdue University RB
5.00%, 07/01/25	160	180,756
Series A, 5.25%, 07/01/25	165	187,782
		1,895,044
Iowa — 0.5%
County of Polk IA GO, 5.00%, 06/01/25	75	84,413
State of Iowa GO
5.00%, 06/15/25	445	500,796
Series-A, 5.00%, 06/01/25	250	281,116
State of Iowa RB, Series A, 5.00%, 06/01/25	135	151,802
		1,018,127
Kansas — 0.6%
Johnson County Public Building Commission RB
5.00%, 09/01/25	145	164,070
Series A, 5.00%, 09/01/25	190	214,989
Johnson County Unified School District No. 512 Shawnee
Mission GO, Series B, 5.00%, 10/01/25	175	199,155
Sedgwick County Unified School District No. 265 Goddard GO,
Series B, 5.00%, 10/01/25	20	22,707
State of Kansas Department of Transportation RB
5.00%, 09/01/25	380	430,406
Series A, 5.00%, 09/01/25	190	215,203
		1,246,530
Louisiana — 0.4%
State of Louisiana GO
Series A, 5.00%, 09/01/25	200	226,379
Series B, 5.00%, 05/01/25	40	44,868
Series B, 5.00%, 08/01/25	315	355,818
State of Louisiana RB, 5.00%, 09/01/25	195	219,988
		847,053
Maine — 0.6%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	119,088
Maine Municipal Bond Bank RB
5.00%, 11/01/25	350	398,576
Series A, 5.00%, 09/01/25	215	243,681
Series B, 5.00%, 11/01/25	85	96,797
State of Maine GO, Series B, 5.00%, 06/01/25	285	320,770
		1,178,912
Maryland — 4.2%
City of Baltimore MD RB
5.00%, 07/01/25	295	332,680
Series A, 5.00%, 07/01/25	190	214,375
County of Anne Arundel MD GOL, 5.00%, 10/01/25	1,005	1,142,945
County of Baltimore MD GO
5.00%, 03/01/25	475	530,925
5.00%, 08/01/25	125	141,473
County of Charles MD GO, 5.00%, 10/01/25	60	68,236
County of Frederick MD, 5.00%, 08/01/25	300	339,473
County of Howard MD GO
5.00%, 08/15/25	285	322,923

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 02/15/25	$240	$267,887
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	111,825
County of Montgomery MD GO
Series C, 5.00%, 10/01/25	175	199,020
Series D, 4.00%, 11/01/25	490	540,675
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25	220	248,666
Series B, 5.00%, 07/15/25	45	50,863
State of Maryland Department of Transportation RB
4.00%, 09/01/25	235	258,222
5.00%, 09/01/25	315	357,140
5.00%, 10/01/25	165	187,520
5.00%, 12/01/25	130	148,442
State of Maryland GO
Second Series A, 5.00%, 08/01/25	410	464,033
Second Series B, 5.00%, 08/01/25	305	345,195
Series A, 5.00%, 03/15/25	125	139,882
Series A, 5.00%, 08/01/25	100	113,179
Series B, 4.00%, 08/01/25	210	230,496
Series B, 5.00%, 08/01/25	675	763,956
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	65	71,085
5.00%, 06/01/25 (GTD)	350	394,173
Washington Suburban Sanitary Commission RB, 5.00%,
06/01/25 (GTD)	180	202,718
		8,188,007
Massachusetts — 3.6%
Commonwealth of Massachusetts GO, 5.00%, 01/01/25	205	227,714
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/25	195	219,877
Series B, 5.00%, 04/01/25	75	83,944
Series B, 5.00%, 07/01/25	190	214,238
Series B, 5.25%, 09/01/25 (AGM)	375	428,160
Series C, 5.00%, 08/01/25	340	384,308
Series C, 5.00%, 09/01/25	135	152,958
Series C, 5.00%, 10/01/25	585	664,393
Series D, 5.00%, 07/01/25	330	372,098
Series E, 5.00%, 11/01/25 (AMBAC)	90	102,455
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/25	165	185,709
Massachusetts Bay Transportation Authority RB, Series A,
5.00%, 07/01/25	710	800,361
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	770	872,043
Series 22, 5.00%, 08/01/25	70	79,277
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	685	773,013
Series A, 5.00%, 10/15/25	250	284,143
Massachusetts School Building Authority RB
5.00%, 01/15/25	120	133,528
5.00%, 02/15/25	150	167,334
Series C, 5.00%, 08/15/25	250	283,080
Series-A, 5.00%, 11/15/41 (PR 11/15/25)	250	285,049
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/25	75	83,310
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	135	152,742
Series B, 5.25%, 08/01/25 (AGM)	15	17,099
Series C, 5.00%, 08/01/25	10	11,314

Security	Par (000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority RB, 5.00%,
11/01/25	$25	$28,480
		7,006,627
Michigan — 1.1%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	120	136,540
Series B, 5.00%, 10/01/25	295	335,719
Michigan State Building Authority RB
5.00%, 04/15/25	95	106,388
Series I, 5.00%, 04/15/25	370	414,352
State of Michigan GO
Series A, 5.00%, 05/01/25	85	95,460
Series B, 4.00%, 11/01/25	120	132,364
State of Michigan RB, 5.00%, 03/15/25	505	563,475
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/25	45	51,301
University of Michigan RB, Series A, 5.00%, 04/01/25	290	324,967
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	28,245
		2,188,811
Minnesota — 1.2%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	165,680
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	285,870
Metropolitan Council GO, Series A, 5.00%, 03/01/25	65	72,548
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	120	132,640
Series C, 5.00%, 01/01/25	125	138,167
Minnesota Public Facilities Authority RB, Series A, 5.00%,
03/01/25	110	122,987
Southern Minnesota Municipal Power Agency RB, Series A,
0.00%, 01/01/25 (NPFGC)(a)	55	52,681
State of Minnesota GO
Series A, 5.00%, 08/01/25	240	271,717
Series A, 5.00%, 10/01/25	115	130,829
Series B, 5.00%, 08/01/25	175	198,127
Series B, 5.00%, 10/01/25	135	153,582
Series D, 5.00%, 08/01/25	335	379,272
Series E, 5.00%, 10/01/25	100	113,764
University of Minnesota RB, Series B, 5.00%, 10/01/25	150	170,647
		2,388,511
Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	140	159,861
Series C, 5.00%, 10/01/25	445	505,736
		665,597
Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%,
05/01/25	85	95,518
Missouri Highway & Transportation Commission RB, 5.00%,
05/01/25	340	381,724
Missouri State Board of Public Buildings RB, Series A,
5.00%, 04/01/25	325	363,217
		840,459
Nebraska — 0.6%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	215	238,364
Series C, 5.00%, 01/01/25	260	288,254
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	56,084
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	60	66,630

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	$375	$417,492
		1,066,824
Nevada — 2.3%
Clark County School District GOL, Series A, 5.00%, 06/15/25	625	700,940
Clark County Water Reclamation District GOL, 5.00%,
07/01/25	500	564,144
County of Clark Department of Aviation RB, 5.00%, 07/01/25	375	420,428
County of Clark NV GOL
5.00%, 11/01/25	170	193,326
Series A, 5.00%, 06/01/25	165	185,421
Series A, 5.00%, 11/01/25	175	199,012
Series B, 5.00%, 06/01/25	50	56,188
Series B, 5.00%, 12/01/25	255	290,661
County of Clark NV RB
5.00%, 07/01/25	350	394,274
Series B, 5.00%, 07/01/25	110	123,914
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	110	123,614
State of Nevada GOL
5.00%, 05/01/25	135	151,567
Series A, 5.00%, 05/01/25	130	145,953
State of Nevada Highway Improvement Revenue RB, 5.00%,
12/01/25	700	798,457
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	140	157,327
Series C, 5.00%, 10/01/25	40	45,382
		4,550,608
New Hampshire — 0.6%
City of Manchester NH GO, 4.00%, 06/15/25	310	338,231
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	225	254,521
5.00%, 08/15/25 (ST INTERCEPT)	50	56,560
Series A, 5.00%, 08/15/25	175	197,896
New Hampshire State Turnpike System RB, 4.00%, 11/01/25	135	148,492
State of New Hampshire GO, Series B, 5.00%, 12/01/25	175	200,038
		1,195,738
New Jersey — 2.8%
County of Monmouth NJ GO, 5.00%, 07/15/25	170	191,966
Monmouth County Improvement Authority (The) RB
5.00%, 02/15/25 (GTD)	100	111,620
5.00%, 12/01/25 (GTD)	270	308,521
New Jersey Economic Development Authority RB
5.00%, 06/15/25	305	340,591
Series A, 4.13%, 06/15/25	170	184,963
Series B, 4.00%, 11/01/25 (SAP)	860	938,464
Series D, 5.00%, 06/15/25	30	33,501
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	175	197,262
Series B, 5.00%, 07/01/25	125	140,902
Series D, 5.00%, 07/01/25	410	462,157
New Jersey Infrastructure Bank RB, Series A-1, 5.00%,
09/01/25 (GTD)	110	124,715
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	105	117,573
Series A, 5.00%, 06/15/25	25	27,917
Series A, 5.75%, 06/15/25 (NPFGC)	220	251,080
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	127,323
Series C-2, 5.50%, 01/01/25 (AMBAC)	590	662,177

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO
5.00%, 06/01/25	$865	$965,738
Series A, 5.00%, 06/01/25	315	351,685
		5,538,155
New Mexico — 0.3%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	185	208,261
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	95,983
State of New Mexico GO, 5.00%, 03/01/25	275	306,934
State of New Mexico Severance Tax Permanent Fund RB,
Series D, 5.00%, 07/01/25	50	56,325
		667,503
New York — 8.7%
City of New York NY GO
5.00%, 08/01/25	510	573,473
Series 1, 5.00%, 08/01/25	425	477,894
Series A, 5.00%, 08/01/25	505	567,851
Series C, 4.00%, 08/01/25	185	201,725
Series C, 5.00%, 08/01/25	925	1,040,123
Series E, 5.00%, 08/01/25	200	224,891
Series F-1, 5.00%, 06/01/25	75	83,943
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	28,129
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	108,736
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	190,429
5.00%, 09/01/25	130	147,440
Metropolitan Transportation Authority RB
5.00%, 11/15/25	70	79,822
Series A, 5.00%, 11/15/25	105	119,733
Series B, 5.00%, 11/15/25	545	614,343
Series B2, 5.00%, 11/15/25	215	245,168
Series C-1, 5.00%, 11/15/25	65	73,265
Series F, 5.00%, 11/15/25	230	259,245
Series-A2, 5.00%, 11/15/25	150	169,073
New York City Transitional Finance Authority Building Aid
Revenue RB
4.00%, 07/15/25	110	120,345
Series S-2A, 5.00%, 07/15/25 (SAW)	145	163,525
Series S-3, 5.00%, 07/15/25 (SAW)	415	468,021
Series S-4A, 5.00%, 07/15/25 (SAW)	140	157,887
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
4.00%, 05/01/25	100	108,959
5.00%, 02/01/25	50	55,650
5.00%, 08/01/25	275	310,635
5.00%, 11/01/25	145	164,953
Series A-1, 5.00%, 08/01/25	10	11,296
Series B-1, 5.00%, 08/01/25	250	282,395
Series C, 5.00%, 11/01/25	680	773,571
New York City Water & Sewer System RB
4.00%, 06/15/25	230	251,185
5.00%, 06/15/25	435	489,388
Series FF, 4.00%, 06/15/25	50	54,605
Series GG, 5.00%, 06/15/25	250	281,258
New York State Dormitory Authority RB
4.00%, 02/15/25	125	135,586
5.00%, 03/15/25	250	279,308
5.00%, 10/01/25	130	148,044
Series 1, 5.00%, 03/15/25	210	234,453
Series A, 5.00%, 02/15/25	355	395,530

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/25	$530	$591,802
Series A, 5.00%, 07/01/25	290	326,440
Series B, 5.00%, 02/15/25	365	406,769
Series B, 5.50%, 03/15/25 (AMBAC)	160	180,916
Series D, 5.00%, 02/15/25	645	718,404
Series E, 5.00%, 02/15/25	60	66,866
Series E, 5.00%, 03/15/25	500	558,360
New York State Environmental Facilities Corp. RB
5.00%, 10/15/25	70	79,642
Series A, 4.00%, 06/15/25	100	109,385
Series B, 5.00%, 06/15/25	200	225,360
Series D, 5.00%, 03/15/25	125	139,800
New York State Thruway Authority RB
5.00%, 01/01/25	210	232,693
Series A-1, 5.00%, 03/15/25	200	223,485
Series L, 5.00%, 01/01/25	150	166,209
New York State Urban Development Corp. RB
5.00%, 03/15/25	75	83,635
Series A, 5.00%, 03/15/25	1,185	1,321,441
Series C, 5.00%, 03/15/25	65	72,484
Port Authority of New York & New Jersey RB
Series 189, 5.00%, 05/01/25	120	134,604
Series 205, 5.00%, 11/15/25	445	506,956
State of New York GO, Series-A, 5.00%, 03/15/25	50	55,937
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	155	176,272
Series B, 5.00%, 11/15/25	380	432,150
Series C-1, 5.00%, 11/15/25	215	244,506
		17,145,993
North Carolina — 2.4%
City of Charlotte NC COP
5.00%, 12/01/25	50	57,093
Series B, 5.00%, 06/01/25	50	56,275
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	96,057
City of Charlotte NC Water & Sewer System RB, 5.00%,
07/01/25	180	203,415
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/25	205	231,667
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	245	278,237
County of Buncombe NC, 5.00%, 06/01/25	120	135,061
County of Durham NC GO, 5.00%, 10/01/25	250	284,604
County of Forsyth NC GO
5.00%, 03/01/25	185	206,961
5.00%, 07/01/25	55	62,155
5.00%, 12/01/25	200	228,777
County of Guilford NC GO, 5.00%, 03/01/25	350	391,547
County of Iredell NC RB, 5.00%, 12/01/25	25	28,496
County of Johnston NC GO, 4.00%, 02/01/25	140	151,880
County of Mecklenburg NC GO, 5.00%, 03/01/25	110	123,093
County of New Hanover NC GO, 5.00%, 08/01/25	100	113,289
County of Wake NC GO
Series A, 5.00%, 03/01/25	175	195,774
Series C, 5.00%, 03/01/25	170	190,180
County of Wake NC RB, 5.00%, 08/01/25	120	135,726
State of North Carolina GO
5.00%, 06/01/25	160	180,306
Series A, 5.00%, 06/01/25	185	208,478
Series B, 5.00%, 06/01/25	755	850,817

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina RB
5.00%, 03/01/25	$115	$128,206
Series B, 5.00%, 05/01/25	125	140,340
		4,678,434
Ohio — 3.4%
American Municipal Power Inc. RB, Series-A, 5.00%, 02/15/25	105	117,034
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	165,384
City of Cleveland OH GO, 5.00%, 12/01/25	110	125,162
City of Columbus OH GO
5.00%, 04/01/25	175	195,694
Series 1, 5.00%, 07/01/25	500	563,248
Series A, 4.00%, 04/01/25	170	184,840
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	35	38,260
City of Columbus OH RB, Series A, 5.00%, 07/01/25	125	140,812
Cleveland Department of Public Utilities Division of Water RB,
5.00%, 01/01/25	200	222,282
County of Franklin OH Sales Tax Revenue RB, 5.00%,
06/01/25	155	174,454
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/25	115	131,082
Ohio State University (The) RB, 5.00%, 12/01/25	470	536,107
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/25	125	140,689
Series A, 5.00%, 12/01/25	150	171,279
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 12/01/25	150	171,279
Series 2015-A, 5.00%, 12/01/25	375	428,199
Series B, 5.00%, 12/01/25	55	62,802
State of Ohio GO
5.00%, 08/01/25	455	514,461
5.00%, 08/01/25 (ETM)	5	5,639
5.00%, 09/01/25	165	187,011
Series A, 5.00%, 06/15/25	250	281,611
Series A, 5.00%, 09/01/25	65	73,671
Series A, 5.00%, 09/15/25	95	107,792
Series B, 5.00%, 09/01/25	185	209,679
Series B, 5.00%, 09/15/25	175	198,564
Series S, 5.00%, 05/01/25	50	56,153
Series V, 5.00%, 05/01/25	130	145,998
Series-A, 5.00%, 05/01/37 ( 05/01/25)	295	331,302
State of Ohio RB
5.00%, 04/01/25	250	279,564
Series A, 5.00%, 02/01/25	50	55,603
Series C, 5.00%, 12/01/25	145	165,278
Series-A, 5.00%, 06/01/25	415	466,362
		6,647,295
Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	106,247
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	65	70,951
Series A, 5.00%, 06/01/25	335	376,578
Oklahoma Capitol Improvement Authority RB, Series A,
4.00%, 07/01/25	110	119,899
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	355	400,797
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	210	233,268
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	175	195,926
		1,503,666

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 1.2%
City of Eugene OR Electric Utility System Revenue RB,
Series A, 5.00%, 08/01/25	$15	$16,911
City of Portland OR Sewer System Revenue RB, Series A,
5.00%, 06/15/25	220	247,896
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	100	112,680
Series B, 5.00%, 06/15/25 (GTD)	150	169,020
Portland Community College District GO, 5.00%, 06/15/25	280	315,503
Salem-Keizer School District No. 24J GO, Series-B, 5.00%,
06/15/25 (GTD)	275	309,869
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	250	285,305
Series C, 5.00%, 11/15/25	100	114,122
State of Oregon GO
5.00%, 05/01/25	495	555,745
Series H, 5.00%, 08/01/25	195	220,555
Series L, 5.00%, 08/01/25	50	56,553
		2,404,159
Pennsylvania — 2.7%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	287,576
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/25	600	682,123
Series B, 5.00%, 11/01/25	100	113,958
Commonwealth of Pennsylvania GO
5.00%, 07/15/25	70	78,817
5.00%, 09/15/25 (AGM)	20	22,708
First Series, 5.00%, 01/01/25	280	310,343
First Series, 5.00%, 02/01/25 (AGM)	220	245,205
First Series, 5.00%, 08/15/25	360	406,299
First Series, 5.00%, 09/15/25	610	690,051
Second Series, 5.00%, 09/15/25	470	531,678
Series D, 5.00%, 08/15/25	100	112,861
County of Bucks PA GO, 5.00%, 06/01/25	140	157,571
Delaware County Authority RB, 5.00%, 12/01/25	60	68,270
Delaware River Joint Toll Bridge Commission RB, 5.00%,
07/01/25	100	112,542
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	220	244,108
Pennsylvania State University (The) RB, 5.25%, 08/15/25	200	228,191
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	410	467,172
Series A2, 5.00%, 12/01/25	330	376,016
Series B, 5.00%, 06/01/25	170	189,387
		5,324,876
Rhode Island — 0.7%
Rhode Island Commerce Corp., 5.00%, 06/15/25	190	213,487
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	425	478,288
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
5.00%, 10/01/25	130	147,894
Series B, 5.00%, 10/01/25	135	153,582
State of Rhode Island GO
5.00%, 01/15/25	200	222,794
Series A, 5.00%, 08/01/25	80	90,602
		1,306,647
South Carolina — 0.5%
City of Columbia SC Waterworks & Sewer System Revenue
RB, Series B, 5.00%, 02/01/25	265	295,277
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	260	296,804

Security	Par (000)	Value

South Carolina (continued)
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25,
(SCSDE)	$100	$111,709
South Carolina Transportation Infrastructure Bank RB,
Series-B, 5.00%, 10/01/25	120	135,916
State of South Carolina GO, 5.00%, 04/01/25	125	140,197
		979,903
Tennessee — 2.3%
City of Memphis TN Electric System Revenue RB, 5.00%,
12/01/25	50	57,053
City of Memphis TN GO, Series A, 5.00%, 12/01/25	210	239,368
City of Memphis TN Sanitary Sewerage System Revenue RB,
5.00%, 10/01/25	200	227,297
County of Blount TN GO, 5.00%, 06/01/25	485	545,025
County of Hamilton TN GO
4.00%, 03/01/25	335	364,323
Series A, 5.00%, 04/01/25	150	168,086
County of Montgomery TN GO, 5.00%, 04/01/25	130	145,373
County of Shelby TN GO
5.00%, 04/01/25	250	279,978
Series A, 5.00%, 04/01/25	135	151,188
County of Sumner TN GO, 5.00%, 12/01/25	150	171,279
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/25	145	162,883
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 01/01/25	405	449,504
5.00%, 07/01/25	350	394,273
Series A, 5.00%, 07/01/25	140	157,709
Metropolitan Government of Nashville & Davidson County TN
Water & Sewer Revenue RB
5.00%, 07/01/25	45	50,741
Series B, 5.00%, 07/01/25	105	118,395
State of Tennessee GO, Series A, 5.00%, 08/01/25	180	203,987
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC)	280	318,640
Series B, 5.00%, 11/01/25	260	295,880
		4,500,982
Texas — 10.6%
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	180	202,061
Aldine Independent School District GOL, 5.00%, 02/15/25	200	222,922
Alvin Independent School District/TX GO, 5.00%, 02/15/25
(PSF)	230	256,726
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	35	38,989
Series B, 5.00%, 02/15/25 (PSF)	100	111,397
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	335	378,902
Series B, 5.00%, 08/01/25 (PSF)	160	180,968
Birdville Independent School District GO, Series B, 5.00%,
02/15/25 (PSF)	80	89,118
Board of Regents of the University of Texas System RB,
Series C, 5.00%, 08/15/25	200	225,870
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	135	148,934
City of Arlington TX GOL, 5.00%, 08/15/25	85	96,310
City of Austin TX GOL, 5.00%, 09/01/25	240	272,287
City of Austin TX Water & Wastewater System Revenue RB,
5.00%, 11/15/25	220	250,630
City of Austin/TX GOL, 5.00%, 09/01/25	235	266,615

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	$195	$220,864
Series A, 5.00%, 10/01/25	100	113,264
City of Frisco TX GOL, 5.00%, 02/15/25	90	100,286
City of Houston TX Airport System Revenue RB, Series D,
5.00%, 07/01/25	65	72,874
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,866
Series B, 5.00%, 11/15/25	300	341,291
Series D, 5.00%, 11/15/25	225	256,685
City of McKinney TX Waterworks & Sewer System Revenue
RB, 5.00%, 03/15/25	15	16,771
City of Plano TX GOL
5.00%, 09/01/25	170	192,806
Series A, 5.00%, 09/01/25	95	107,745
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	510	566,991
Series ETM, 5.00%, 02/01/25 (ETM)	50	55,650
City of San Antonio TX GOL, 5.00%, 08/01/25	450	507,816
Clear Creek Independent School District GO, 5.00%, 02/15/25
(PSF)	120	133,867
County of Bexar TX GOL, 5.00%, 06/15/25	70	78,752
County of Bexar TX RB, 5.00%, 06/15/25	260	292,508
County of Denton TX GOL, 5.00%, 05/15/25	75	84,275
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	111,709
County of Harris TX GOL, Series B, 5.00%, 10/01/25	390	443,380
County of Harris TX RB
5.00%, 08/15/25	175	198,286
Series A, 5.00%, 08/15/25	305	345,584
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	100	111,387
Cypress-Fairbanks Independent School District GO, 5.00%,
02/15/25 (PSF)	225	250,644
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	165	188,141
Dallas Fort Worth International Airport RB, 5.00%, 11/01/25	230	260,203
Dallas Independent School District GO, Series A, 5.00%,
02/15/25 (PSF)	390	434,326
Denton Independent School District GO, 5.00%, 08/15/25
(PSF)	290	327,942
Fort Worth Independent School District GO, 5.00%, 02/15/25
(PSF)	395	440,270
Frisco Independent School District GO, Series A, 5.00%,
08/15/25 (PSF)	300	338,916
Grapevine-Colleyville Independent School District GO, 0.00%,
08/15/25 (PSF)(a)	200	191,250
Judson Independent School District GO, 5.00%, 02/01/25
(PSF)	135	150,340
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	116,967
Series D, 5.00%, 02/15/25 (PSF)	35	38,989
Keller Independent School District/TX GO, Series A, 5.00%,
02/15/25 (PSF)	105	116,934
Killeen Independent School District GO, 5.00%, 02/15/25
(PSF)	65	72,511
Klein Independent School District GO, Series A, 5.00%,
08/01/25 (PSF)	40	45,198
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	315,674
Series A, 5.00%, 08/15/25 (PSF)	125	141,447
Series B, 0.00%, 08/15/25(a)	100	95,022

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	$230	$260,348
Series B, 5.00%, 08/15/25	130	147,202
Lone Star College System GOL, Series B, 5.00%, 02/15/25	270	300,516
Lower Colorado River Authority RB
5.00%, 05/15/25	65	72,637
Series D, 5.00%, 05/15/25	130	145,273
Metropolitan Transit Authority of Harris County Sales & Use
Tax Revenue, Series B, 5.00%, 11/01/25	125	142,398
Metropolitan Transit Authority of Harris County Sales & Use
Tax Revenue RB
5.00%, 11/01/25	220	250,620
Series-A, 5.00%, 11/01/25	110	125,310
North East Independent School District/TX GO, 5.00%,
08/01/25 (PSF)	305	345,083
North Texas Municipal Water District RB, 5.00%, 06/01/25	200	223,849
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor System, 5.00%, 06/01/25	25	28,094
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/25	605	684,796
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/25	205	227,402
Northside Independent School District GO, Series A, 5.00%,
08/15/25 (PSF)	85	96,310
Northwest Independent School District, 5.00%, 02/15/28
(PR 02/15/25)	45	50,204
Northwest Independent School District GO, Series B, 5.00%,
02/15/25 (PSF)	40	44,495
Permanent University Fund - Texas A&M University System
RB, Series A, 5.00%, 07/01/25	175	197,137
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	215	242,428
Series B, 5.00%, 07/01/25	115	129,712
Rockwall Independent School District GO, 5.00%, 02/15/25
(PSF)	110	122,537
Round Rock Independent School District GO
5.00%, 08/01/25 (PSF)	60	67,885
Series A, 5.00%, 08/01/25 (PSF)	120	135,770
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	290	323,421
5.00%, 08/15/25 (PSF)	170	192,431
San Antonio Water System RB
Series A, 5.00%, 05/15/25	125	140,158
Series C, 5.00%, 05/15/25	70	78,488
Spring Independent School District GO, 5.00%, 08/15/25
(PSF)	215	243,049
State of Texas GO
5.00%, 04/01/25	245	274,053
5.00%, 08/01/25	190	214,621
5.00%, 10/01/25	125	141,868
Series A, 5.00%, 04/01/25	155	173,381
Series A, 5.00%, 08/01/25	190	214,621
Tarrant Regional Water District Water Supply System
Revenue RB, 5.00%, 03/01/25	135	150,807
Texas A&M University RB, Series C, 5.00%, 05/15/25	195	218,982
Texas State Technical College RB, 4.00%, 10/15/25	100	110,277
Texas State University System RB, 5.00%, 03/15/25	320	357,471
Texas Tech University System, 5.00%, 02/15/25	210	233,868
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	285	321,383
First Series, 5.00%, 10/01/25	50	56,824

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/25	$630	$715,987
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	125	140,110
Series A, 5.00%, 10/15/25	215	244,531
Series B, 5.00%, 04/15/25	175	196,154
Series B, 5.00%, 10/15/25	595	676,724
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	175	194,945
University of North Texas System RB, Series A, 5.00%,
04/15/25	100	111,819
University of Texas System (The) RB
5.00%, 08/15/25	145	163,756
Series E, 5.00%, 08/15/25	115	129,875
Series H, 5.00%, 08/15/25	75	84,701
		20,782,471
Utah — 1.4%
Davis School District GO, Series B, 5.00%, 06/01/25	40	45,034
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	110	123,675
State of Utah GO
5.00%, 07/01/25	595	672,400
5.00%, 07/01/25 (PR 01/01/25)	200	222,343
University of Utah (The) RB
4.00%, 08/01/25	250	274,039
Series A, 4.00%, 08/01/25	75	82,212
Series A, 5.00%, 08/01/25	110	124,335
Series B1, 5.00%, 08/01/25 (SAP)	75	84,774
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	460	516,255
Utah Transit Authority RB, 5.00%, 06/15/35( 06/15/25)	295	332,033
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	190	211,941
		2,689,041
Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	45,290
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	131,361
		176,651
Virginia — 4.1%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	158,212
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	137,023
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	164,735
City of Norfolk VA Water Revenue RB, Series B, 5.00%,
11/01/25	125	142,053
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	39,573
City of Richmond VA Public Utility Revenue RB, 5.00%,
01/15/25	100	111,366
City of Virginia Beach VA Water & Sewer System Revenue
RB, 5.00%, 10/01/25	100	113,572
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	84,387
County of Arlington VA GO
Series A, 5.00%, 08/01/25 (SAW)	50	56,645
Series B, 5.00%, 08/15/25	75	85,064
County of Chesterfield VA Water & Sewer Revenue RB,
5.00%, 11/01/25	200	228,232
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	175	198,615
County of Henrico VA GO
5.00%, 07/15/25	50	56,533
Series A, 5.00%, 08/01/25 (SAW)	550	622,685
Hampton Roads Sanitation District RB, Series A, 4.00%,
08/01/25	65	71,415
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	38,942
Virginia Beach Development Authority RB, 5.00%, 04/01/25	150	167,639

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority RB
5.00%, 09/01/25	$525	$593,653
Series A, 5.00%, 02/01/25	100	111,237
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	139,321
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	334,370
Series B, 5.00%, 09/01/25	195	220,500
Series E, 5.00%, 02/01/25	410	456,073
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	845	943,396
5.00%, 05/15/25	30	33,658
5.00%, 09/15/25	130	147,257
Series A, 5.00%, 05/15/25	255	286,097
Virginia Public Building Authority RB
5.00%, 08/01/25	140	158,244
Series A, 5.00%, 08/01/25	170	192,154
Series B, 5.00%, 08/01/25	445	502,991
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	240	267,792
5.00%, 08/01/25 (SAW)	50	56,479
Series A, 5.00%, 08/01/25	200	225,770
Series B, 5.00%, 08/01/25	255	287,856
Series C, 5.00%, 08/01/25	110	124,173
Virginia Resources Authority RB
5.00%, 11/01/25	410	466,591
Series C, 5.00%, 11/01/25	30	34,175
Series D, 4.00%, 11/01/25	55	60,645
		8,119,123
Washington — 5.3%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	150	170,877
Series S-1, 5.00%, 11/01/25	390	444,281
Central Puget Sound Regional Transit Authority Sales & Rental
Car Taxes Revenue RB, Series-S1, 5.00%,
11/01/30( 11/01/25)	290	329,905
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 07/01/25	90	101,449
City of Seattle WA GOL
5.00%, 06/01/25	255	287,005
5.00%, 12/01/25	335	382,524
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/25	80	89,015
Series B, 5.00%, 04/01/25	115	128,599
Series C, 5.00%, 09/01/25	215	243,358
Series-A, 5.00%, 07/01/25	135	152,077
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	300	336,509
5.00%, 08/01/25	225	254,239
City of Tacoma WA Electric System Revenue RB, 5.00%,
01/01/25	105	116,602
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	140	159,861
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	185	205,116
Clark County School District No. 114 Evergreen GO, 5.00%,
12/01/25	210	240,046
Clark County School District No. 122 Ridgefield GO, 5.00%,
12/01/25	55	62,692
County of King WA GOL
5.00%, 07/01/25	70	79,030
5.00%, 12/01/25	115	131,407
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	222,526

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of King WA Sewer Revenue RB, Series-B, 5.00%,
07/01/25	$150	$169,243
County of Kitsap WA GOL, 5.00%, 06/01/25	70	78,786
County of Pierce WA GO, 5.00%, 08/01/25	100	112,848
County of Pierce WA GOL, Series A, 5.00%, 07/01/25	40	45,031
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	115	131,129
Energy Northwest RB
Series A, 5.00%, 07/01/25	485	546,351
Series C, 5.00%, 07/01/25	770	867,402
King County School District No. 405 Bellevue GO, 5.00%,
12/01/25 (GTD)	110	125,694
Kitsap County School District No. 401 Central Kitsap GO,
5.00%, 12/01/25	130	148,442
Pierce County School District No 10 Tacoma GO, 5.00%,
12/01/25	195	222,663
Pierce County School District No 402 Franklin Pierce GO,
5.00%, 12/01/25	105	119,896
Port of Seattle WA RB, 4.00%, 02/01/25	110	118,995
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	126,341
Snohomish County School District No. 201 Snohomish GO,
5.00%, 12/01/25, (SCH BD GTY)	125	142,733
Snohomish County School District No. 4 Lake Stevens GO,
5.00%, 12/01/25	50	57,093
Spokane County School District No. 356 Central Valley GO,
5.00%, 12/01/25	50	57,093
State of Washington COP
5.00%, 01/01/25	175	194,071
5.00%, 07/01/25 (ST INTERCEPT)	240	270,101
Series C, 5.00%, 07/01/25	45	50,644
State of Washington GO
5.00%, 02/01/25	240	267,270
Series A, 5.00%, 08/01/25	145	163,896
Series A-1, 5.00%, 08/01/25	120	135,638
Series B, 5.00%, 06/01/25	135	151,850
Series B, 5.00%, 08/01/25	100	113,032
Series D, 5.00%, 02/01/25	35	38,977
Series D, 5.00%, 06/01/25	750	843,608
Series F, 0.00%, 12/01/25 (AMBAC)(a)	240	227,171
Series R-2018C, 5.00%, 08/01/25	110	124,335
Series R-2018D, 5.00%, 08/01/25	250	282,579
University of Washington RB
5.00%, 04/01/25	155	173,484
Series B, 4.00%, 06/01/25	175	191,202
		10,434,716

Security	Par/ Shares (000)	Value

West Virginia — 0.4%
State of West Virginia GO, Series A, 5.00%, 06/01/25.	$425	$478,342
West Virginia Commissioner of Highways RB, Series A,
5.00%, 09/01/25	140	158,203
West Virginia State School Building Authority Lottery
Revenue RB, Series A, 5.00%, 07/01/25	170	191,200
		827,745
Wisconsin — 1.4%
State of Wisconsin Environmental Improvement Fund
Revenue RB, Series A, 5.00%, 06/01/25	660	743,068
State of Wisconsin GO
Series 2, 4.00%, 11/01/25	120	132,224
Series 2, 5.00%, 11/01/25	560	637,500
Series A, 5.00%, 05/01/25	245	274,816
Series B, 5.00%, 05/01/25	250	280,424
State of Wisconsin RB, Series A, 5.00%, 05/01/25	110	123,312
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	235	264,390
Series 2, 5.00%, 07/01/25	290	327,307
		2,783,041
Total Municipal Debt Obligations — 98.7%
(Cost: $195,875,758)		193,522,332

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	448	447,868

Total Short-Term Investments — 0.2%
(Cost: $447,912)		447,868

Total Investments in Securities — 98.9%
(Cost: $196,323,670)		193,970,200

Other Assets, Less Liabilities — 1.1%		2,236,371

Net Assets — 100.0%		$196,206,571

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$160,825	$287,552	(a)	$—	$(465)	$(44)	$447,868	448	$249	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$193,522,332	$—	$193,522,332
Money Market Funds	447,868	—	—	447,868
	$447,868	$193,522,332	$—	$193,970,200

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded

PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
SCH BD GTY	School Board Guaranty
SCSDE	South Carolina State Department of Education
ST	Special Tax